Salaries and payroll taxes - Summary of salaries and payroll taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Provision for bonuses and incentives	$ 25,658	$ 23,450
Salaries and social security contributions	10,233	9,206
Total current salaries and payroll taxes	$ 35,891	$ 32,656